EMPLOYEE BENEFITS (Schedule of Employee Benefits from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of defined benefit plans [line items]
Wages, salaries and allowances | ¥			¥ 1,460	¥ 1,513	¥ 566
Housing funds | ¥	[1]		38	67	33
Contribution to pension plans | ¥	[1]		166	76	79
Welfare and other expenses | ¥			69	222	19
Total employee benefits from continuing operations | ¥			¥ 1,733	¥ 1,878	¥ 697
USD [Member]
Disclosure of defined benefit plans [line items]
Wages, salaries and allowances | $		$ 210
Housing funds | $	[1]	6
Contribution to pension plans | $	[1]	24
Welfare and other expenses | $		10
Total employee benefits from continuing operations | $		$ 250

[1]	According to the PRC state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.